Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summarizes Change in Capitalized Dry-Docking Activity
The following table summarizes the change in the Company’s capitalized dry-docking costs, from January 1, 2022 to December 31, 2024:

	Year Ended December 31,
	2024 $	2023 $	2022 $
Balance at the beginning of the year	40,573	51,474	62,914
Cost incurred for dry docking	28,165	15,483	15,792
Dry-dock amortization	(23,182)	(25,245)	(26,666)
Write-down / sale of vessels	(901)	(1,139)	(566)
Balance at the end of the year	44,655	40,573	51,474